Loss per share (Tables)	3 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Schedule of earnings per share

(amounts in thousands of euros, except share data)
BASIC AND DILUTED LOSS PER SHARE	FOR THE THREE MONTHS ENDED MARCH 31, 2025	FOR THE THREE MONTHS ENDED MARCH 31, 2026
Weighted average number of outstanding shares	63,378,911	78,958,563
Net loss for the period	(52,370)	(48,468)
Basic and diluted loss per share (€/share)	(0.83)	(0.61)